Capital commitments (Tables)	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Summary of capital commitments

	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited
Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	614	378
(1)The increase is mainly as a result of an increase in commitments at Siguiri and in the North America projects.